Unaudited Interim Condensed Consolidated Balance Sheets	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Current assets
Cash and cash equivalents	RM 325,817	$ 79,818	RM 172,025
Restricted cash	12,090	2,962	12,090
Investments in marketable securities	33,237,789	8,142,525	29,183,340
Accounts receivable, net	26,773,019	6,558,799	31,050,630
Contract assets, net
Deposits and other receivables	101,285,108	24,812,618	33,428,420
Total current assets	161,633,823	39,596,723	93,846,505
Non-current assets
Property and equipment, net	691,920	169,505	719,357
Deferred initial public offering costs
Total non-current assets	691,920	169,505	719,357
Total assets	162,325,743	39,766,228	94,565,862
Current liabilities
Accounts payable	682,035	167,084	567,477
Contract liabilities	49,745,891	12,186,646	9,848,141
Amount due to a director	7,017	1,719	779
Amount due to a related party	884,824	216,762	3,259,111
Accrued liabilities and other payables	18,325,846	4,489,428	14,925,614
Bank loan	25,157	6,163	33,637
Lease liabilities	41,290	10,115	31,001
Deferred tax liabilities	9,437	2,312
Income taxes payables	19,768,065	4,842,740	17,202,927
Total current liabilities	89,489,562	21,922,970	45,868,687
Non-current liabilities
Bank loans	274,955	67,358	292,345
Lease liabilities	70,073	17,166	86,328
Total non-current liabilities	345,028	84,524	378,673
Total liabilities	89,834,590	22,007,494	46,247,360
Shareholders’ equity
Ordinary shares, USD0.003 par value, 16,666,667 shares authorized, 541,667 and 1,233,334 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively*	15,401	3,773	7,213
Additional paid-in capital*	43,123,664	10,564,347	13,125,132
Retained earnings	29,352,078	7,190,612	35,186,147
Equity attributable to owners of the Company	72,491,143	17,758,732	48,318,492
Non-controlling interest	10	2	10
Total equity	72,491,153	17,758,734	48,318,502
Total liabilities and shareholders’ equity	RM 162,325,743	$ 39,766,228	RM 94,565,862